Note 22 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Bank balances	$ 17,152	$ 19,092
Cash and cash equivalents	17,152	19,092
Bank overdrafts used for cash management purposes	(887)	0
Net cash and cash equivalents at year end	$ 16,265	$ 19,092	$ 8,893	$ 11,187